Intangible Assets and Goodwill - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount, Total	$ 169,989	$ 169,598	$ 166,734
Amortization	(31,240)	(30,149)	(28,591)
Intangible assets, net	138,749	139,449	138,143
Amortizable trademarks [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	23,929	23,543	20,174
Amortization	(11,645)	(10,866)	(9,782)
Net Book Value	12,284	12,677	10,392
Amortizable licenses [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	13,873	13,919	14,380
Amortization	(13,873)	(13,803)	(12,822)
Net Book Value		116	1,558
Other amortizable intangibles [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	8,119	8,083	9,029
Amortization	(5,722)	(5,480)	(5,987)
Net Book Value	2,397	2,603	3,042
Non-amortizable trademarks [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	124,068	124,053	123,151
Amortization
Net Book Value	$ 124,068	$ 124,053	$ 123,151